Goodwill and Other Intangible Assets - Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0
Colombia Costa Rica And Panama [Member] | Latin America [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill	$ 589
CrediScotia Financiera SA [Member] | Latin America [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill		$ 92